Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 9,944,765	$ 2,461,501
Restricted cash, current	4,021,177	6,033,482
Accounts receivable, net	11,293,625	10,064,847
Accounts receivable - related parties, net	2,392,087	1,948,009
Notes receivable	360,505	6,999
Inventories	13,715,369	13,762,959
Deposit - related party		10,180
Deferred cost of revenue	221,737	343,090
Advance to suppliers and other current assets, net	4,699,755	4,904,290
Total current assets	46,649,020	39,535,357
Retentions receivable, non-current	734,140	344,856
Property, plant and equipment, net	24,611,862	18,753,340
Land use rights, net	2,008,096	2,078,240
Operating lease right-of-use assets, net	141,016
Deferred tax assets		604,064
Deposit on loan agreement	918,643	436,275
Long-term investments	2,997,419
Total assets	78,060,196	61,752,132
Current liabilities
Accounts payable and bank acceptance notes to vendors	8,099,529	5,353,538
Accounts payable - related parties	5,225,004	3,389,148
Loans due within one year	11,809,449	10,867,111
Advances from customers	5,522,913	2,953,595
Advances from customers - related parties	7,254,968	586,719
Income tax payables	322,419	732,699
Accrued expenses and other payables	6,971,505	6,375,800
Operating lease liabilities, current	56,852
Deferred income	43,061
Total current liabilities	45,305,700	30,258,610
Deferred Income, non-current	43,061
Deferred tax liabilities	288,687
Operating lease liabilities, non-current	68,420
Long-term loans, less current portion and unamortized debt issuance costs	1,377,217	4,449,889
Total non-current liabilities	1,777,385	4,449,889
Total liabilities	47,083,085	34,708,499
Shareholders' equity
Common shares ($0.001 par value, 200,000,000 shares authorized,10,809,000 shares issued and outstanding as of December 31, 2019 and December 31, 2018)	10,809	10,809
Additional paid-in capital	26,303,348	15,059,181
Statutory reserves	2,267,219	1,765,711
Retained earnings	3,946,021	11,380,149
Accumulated other comprehensive loss	(1,550,286)	(1,172,217)
Total shareholders' equity	30,977,111	27,043,633
Total liabilities and shareholders' equity	$ 78,060,196	$ 61,752,132